Schedule of Property, Plant and Equipment Expected Useful Lives (Details)	12 Months Ended
Jun. 30, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment useful life	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment useful life	10 years